Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

5. Long-term Debt and Capital Lease Obligations

As of March 31, 2016 and December 31, 2015, long-term debt and capital lease obligations consisted of the following:

	March 31,	December 31,
	2016	2015

Amended 2012 Credit Agreement	$2.591.669	$2.611.580
Senior Notes	5.392.631	5.325.618
Equity-neutral convertible bonds	428.132	407.705
Accounts Receivable Facility	-	50.185
Capital lease obligations	44.415	40.621
Other	68.914	82.113
Long-term debt and capital lease obligations	$8.525.761	$8.517.822
Less current portion	(678.475)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.847.286	$7.853.487

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2016 and December 31, 2015:

	Maximum Amount Available		Balance Outstanding
	March 31, 2016		March 31, 2016 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$47.476	$47.476
Revolving Credit EUR	€400.000	$455.400	€-	$-
USD Term Loan	$2.250.000	$2.250.000	$2.250.000	$2.250.000
EUR Term Loan	€270.000	$307.395	€270.000	$307.395
		$4.012.795		$2.604.871

	Maximum Amount Available		Balance Outstanding

	December 31, 2015		December 31, 2015 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591
(1) Amounts shown are excluding debt issuance costs.

At March 31, 2016 and December 31, 2015, the Company had letters of credit outstanding in the amount of $3.550 and $3.600, respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the applicable revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2016 and at December 31, 2015:

	Maximum Amount Available(1)		Balance Outstanding(2)
	March 31,	December 31,	March 31,	December 31,
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$-	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $13.822 and $16.622 at March 31, 2016 and December 31, 2015, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2016 and December 31, 2015; however, they reduce available borrowings under the Accounts Receivable Facility.